Transactions with Related Parties, Castor Ships (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) Vessel	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Vessel
Transactions with Related Parties [Abstract]
Management fees	$ 2,486,692	$ 3,615,825
Flat management fees	1,599,000	1,500,000
Due from related party - non-current	3,275,020		$ 4,504,340
Due from related parties - current	1,562,222		5,650,168
Due to related parties	879,556		541,666
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	1,191,892	1,270,425
Due from related party - non-current	3,275,020		4,504,340
Due from related parties - current	$ 578,154		$ 2,283,209
Related Party [Member] | Castor Ships [Member] | Panamax [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel	4		1
Related Party [Member] | Castor Ships [Member] | Kamsarmax Vessel [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel	2
Related Party [Member] | Castor Ships [Member] | Capesize Vessel [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel	1
Related Party [Member] | Castor Ships [Member] | Gain on Sale of Vessel [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	$ 463,672	655,431
Sale and purchase commissions	1,112,000	126,000
Related Party [Member] | Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Flat management fees	1,599,000	$ 1,500,000
Related Party [Member] | Castor Ships [Member] | Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Due to related parties	$ 77,890		$ 107,099
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Funding period for advance to cover vessel daily operating costs	2 months
Due from related parties - current	$ 2,127		605,688
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party - non-current	3,275,020		4,504,340
Due from related parties - current			1,740,931
Related Party [Member] | Castor Ships [Member] | Operating Expenses Payments [Member]
Transactions with Related Parties [Abstract]
Due from related parties - current	$ 653,917		$ 43,689